Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase (decrease) in net assets available for benefits, per the financial statements	$ 2,596,666,745	$ 1,800,196,547
Reversal of prior year adjustment from contract value to fair value for fully benefit-responsive investment contracts	28,223,210	30,172,806
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,974,745)	(28,223,210)
Change in benefits payable to participants	(3,931,677)	(1,533,005)
Change in deemed loans distributions	(791,508)	(772,252)
Net income (loss), per Form 5500	$ 2,608,192,025	$ 1,799,840,886